UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06669

Name of Fund: BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 12/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2018	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.0%

Automobiles — 0.8%
Tesla, Inc. (a)(b)	61,603	$20,501,478

Banks — 0.6%
First Republic Bank	175,963	15,291,185

Beverages — 1.8%
Constellation Brands, Inc., Class A	296,539	47,689,402

Biotechnology — 1.7%
BioMarin Pharmaceutical, Inc. (a)	133,765	11,390,090
Vertex Pharmaceuticals, Inc. (a)	210,500	34,881,955

		46,272,045

Capital Markets — 3.4%
CME Group, Inc.	212,364	39,949,916
S&P Global, Inc.	300,071	50,994,066

		90,943,982

Chemicals — 1.5%
Sherwin-Williams Co.	104,357	41,060,305

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B (a)	160,303	32,730,667

Entertainment — 5.4%
Activision Blizzard, Inc.	455,586	21,216,640
Electronic Arts, Inc. (a)	615,144	48,541,013
Netflix, Inc. (a)	280,697	75,131,359

		144,889,012

Equity Real Estate Investment Trusts (REITs) — 1.7%
SBA Communications Corp. (a)	288,021	46,627,720

Health Care Equipment & Supplies — 7.6%
Align Technology, Inc. (a)	195,725	40,990,687
Becton Dickinson and Co.	254,035	57,239,166
Boston Scientific Corp. (a)	1,760,083	62,201,333
Intuitive Surgical, Inc. (a)	91,897	44,011,311

		204,442,497

Health Care Providers & Services — 5.3%
Centene Corp. (a)	326,225	37,613,742
UnitedHealth Group, Inc.	424,207	105,678,448

		143,292,190

Hotels, Restaurants & Leisure — 1.0%
Domino’s Pizza, Inc.	110,097	27,302,955

Industrial Conglomerates — 1.0%
Roper Technologies, Inc.	101,198	26,971,291

Interactive Media & Services — 9.4%
Alphabet, Inc., Class A (a)	103,451	108,102,157
Facebook, Inc., Class A (a)	353,331	46,318,161
IAC/InterActiveCorp (a)	127,805	23,393,427
Tencent Holdings Ltd.	1,845,800	73,980,311

		251,794,056

Internet & Direct Marketing Retail — 13.0%
Amazon.com, Inc. (a)	158,469	238,015,684
Booking Holdings, Inc. (a)	40,076	69,027,704
MercadoLibre, Inc.	146,567	42,922,146

		349,965,534

IT Services — 10.4%
Mastercard, Inc., Class A	475,884	89,775,517
PayPal Holdings, Inc. (a)	579,712	48,747,982
Visa, Inc., Class A	1,068,650	140,997,681

		279,521,180

Life Sciences Tools & Services — 1.7%
Illumina, Inc. (a)	151,429	45,418,100

Security	Shares	Value

Machinery — 0.9%
Xylem, Inc.	373,923	$24,948,142

Pharmaceuticals — 2.6%
Novartis AG — ADR	516,076	44,284,482
Zoetis, Inc.	297,118	25,415,474

		69,699,956

Professional Services — 2.2%
CoStar Group, Inc. (a)(b)	176,623	59,582,003

Road & Rail — 1.6%
Union Pacific Corp.	312,949	43,258,940

Semiconductors & Semiconductor Equipment — 3.0%
ASML Holding NV, Registered Shares	314,832	48,994,156
NVIDIA Corp.	233,311	31,147,018

		80,141,174

Software — 17.2%
Adobe, Inc. (a)	295,046	66,751,207
Autodesk, Inc. (a)	317,054	40,776,315
Intuit, Inc.	313,042	61,622,318
Microsoft Corp.	1,692,480	171,905,194
salesforce.com, Inc. (a)	590,801	80,922,013
ServiceNow, Inc. (a)	226,087	40,254,790

		462,231,837

Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	150,930	23,807,698

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B	408,975	30,321,406

Total Common Stocks — 97.0% (Cost: $1,752,740,659)		2,608,704,755

Preferred Stocks — 1.0%

Software — 1.0%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $31,222,542) (a)(c)(d)	5,093,400	27,555,294

Total Preferred Stocks — 1.0% (Cost: $31,222,542)		27,555,294

Total Long-Term Investments — 98.0% (Cost: $1,783,963,201)		2,636,260,049

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32% (e)(g)	62,561,236	62,561,236
SL Liquidity Series, LLC, Money Market Series, 2.57% (e)(f)(g)	19,492,326	19,490,377

Total Short-Term Securities — 3.1% (Cost: $82,051,613)		82,051,613

Total Investments — 101.1% (Cost: $1,866,014,814)		2,718,311,662
Liabilities in Excess of Other Assets — (1.1)%		(29,367,054)

Net Assets — 100.0%		$2,688,944,608

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Capital Appreciation Fund, Inc. (Percentages shown are based on Net Assets)

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $27,555,294, representing 1.0% of its net assets as of period end, and an original cost of $31,222,542.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	During the period ended December 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 12/31/18	Value at 12/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	27,971,444	34,589,792	62,561,236	$62,561,236	$197,144		$—	$—
SL Liquidity Series, LLC, Money Market Series	22,034,147	(2,541,821)	19,492,326	19,490,377	18,968	(b)	(389)	(3,882)

				$82,051,613	$216,112		$(389)	$(3,882)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2	2018 B L A C K R O C K Q U A R T E R L Y R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$20,501,478	$—	$—	$20,501,478
Banks	15,291,185	—	—	15,291,185
Beverages	47,689,402	—	—	47,689,402
Biotechnology	46,272,045	—	—	46,272,045
Capital Markets	90,943,982	—	—	90,943,982
Chemicals	41,060,305	—	—	41,060,305
Diversified Financial Services	32,730,667	—	—	32,730,667
Entertainment	144,889,012	—	—	144,889,012
Equity Real Estate Investment Trusts (REITs)	46,627,720	—	—	46,627,720
Health Care Equipment & Supplies	204,442,497	—	—	204,442,497
Health Care Providers & Services	143,292,190	—	—	143,292,190
Hotels, Restaurants & Leisure	27,302,955	—	—	27,302,955
Industrial Conglomerates	26,971,291	—	—	26,971,291
Interactive Media & Services	177,813,745	73,980,311	—	251,794,056
Internet & Direct Marketing Retail	349,965,534	—	—	349,965,534
IT Services	279,521,180	—	—	279,521,180
Life Sciences Tools & Services	45,418,100	—	—	45,418,100
Machinery	24,948,142	—	—	24,948,142
Pharmaceuticals	69,699,956	—	—	69,699,956
Professional Services	59,582,003	—	—	59,582,003
Road & Rail	43,258,940	—	—	43,258,940
Semiconductors & Semiconductor Equipment	80,141,174	—	—	80,141,174
Software	462,231,837	—	—	462,231,837
Technology Hardware, Storage & Peripherals	23,807,698	—	—	23,807,698
Textiles, Apparel & Luxury Goods	30,321,406	—	—	30,321,406
Preferred Stocks:
Software	—	—	27,555,294	27,555,294
Short-Term Securities	62,561,236	—	—	62,561,236

Subtotal	$2,597,285,680	$73,980,311	$27,555,294	$2,698,821,285

Investments Valued at NAV(a)				19,490,377

Total Investments				$2,718,311,662

(a)	Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended December 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2018	$29,541,720
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,986,426)
Purchases	—
Sales	—

Closing Balance, as of December 31, 2018	$27,555,294

Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018(a)	$(1,986,426)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) December 31, 2018	BlackRock Capital Appreciation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$27,555,294	Market	Revenue Multiple	(a)	14.25x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

4	2018 B L A C K R O C K Q U A R T E R L Y R E P O R T T O S H A R E H O L D E R S

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

          Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: February 22, 2019